Intangible Assets and Goodwill, Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Intangible Assets [Abstract]
Beginning balance	$ 21,654
Ending balance	17,616	$ 21,654
Cost [Member]
Intangible Assets [Abstract]
Beginning balance	50,779	52,097
Additions	1,825	2,082
Disposal	(3,215)	(542)
Foreign currency translation adjustment	3,023	(2,858)
Ending balance	52,412	50,779
Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	(29,125)	(22,231)
Amortization	6,467	9,012
Disposal	(2,992)	(238)
Foreign currency translation adjustment	2,196	(1,880)
Ending balance	(34,796)	(29,125)
Core Technology [Member]
Intangible Assets [Abstract]
Beginning balance	13,002
Ending balance	$ 10,122	13,002
Remaining amortization period, end of period	3 years
Core Technology [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 26,439	28,058
Additions	427	363
Disposal	(181)	(27)
Foreign currency translation adjustment	1,939	(1,955)
Ending balance	28,624	26,439
Core Technology [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	(13,437)	(9,610)
Amortization	3,946	4,926
Disposal	(111)	(19)
Foreign currency translation adjustment	1,230	(1,080)
Ending balance	(18,502)	(13,437)
Customer Relationships [Member]
Intangible Assets [Abstract]
Beginning balance	3,792
Ending balance	$ 2,494	3,792
Remaining amortization period, end of period	1 year
Customer Relationships [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 9,673	10,291
Additions	0	0
Disposal	0	0
Foreign currency translation adjustment	561	(618)
Ending balance	10,234	9,673
Customer Relationships [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	(5,881)	(3,933)
Amortization	1,259	2,372
Disposal	0	0
Foreign currency translation adjustment	600	(424)
Ending balance	(7,740)	(5,881)
In-process Research and Development [Member]
Intangible Assets [Abstract]
Beginning balance	0
Ending balance	$ 0	0
Remaining amortization period, end of period	0 years
In-process Research and Development [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 0	292
Additions	0	0
Disposal	0	(293)
Foreign currency translation adjustment	0	1
Ending balance	0	0
In-process Research and Development [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	0	0
Amortization	0	0
Disposal	0	0
Foreign currency translation adjustment	0	0
Ending balance	0	0
Brand Name [Member]
Intangible Assets [Abstract]
Beginning balance	0
Ending balance	$ 0	0
Remaining amortization period, end of period	0 years
Brand Name [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 750	796
Additions	0	0
Disposal	(812)	0
Foreign currency translation adjustment	62	(46)
Ending balance	0	750
Brand Name [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	(750)	(512)
Amortization	0	284
Disposal	(812)	0
Foreign currency translation adjustment	62	(46)
Ending balance	0	(750)
Software [Member]
Intangible Assets [Abstract]
Beginning balance	4,860
Ending balance	$ 5,000	4,860
Remaining amortization period, end of period	3 years
Software [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 13,917	12,660
Additions	1,398	1,719
Disposal	(2,222)	(222)
Foreign currency translation adjustment	461	(240)
Ending balance	13,554	13,917
Software [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	(9,057)	(8,176)
Amortization	1,262	1,430
Disposal	(2,069)	(219)
Foreign currency translation adjustment	304	(330)
Ending balance	$ (8,554)	$ (9,057)